Fundamental Data Science Large Growth ETF N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Mar. 04, 2026